Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table. In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following information regarding the relationship between executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (“Non-PEO NEOs”) and our financial performance for each of the past five years. The table below summarizes compensation values reported in our Summary Compensation Table, as well as adjusted values required for the 2021, 2022, 2023, 2024 and 2025 calendar years.

				Average
	Summary		Average Summary	Compensation	Value of Initial Fixed $100
	Compensation	Compensation	Compensation Table	Actually Paid	Investment based on:
	Table Total	Actually Paid	for Non-PEO	to Non-PEO		Peer Group	Net	Diluted
Year	for PEO(1) ($)	to PEO(2)($)	NEOs (3) ($)	NEOs(4) ($)	TSR ($)	TSR ($)	Income ($)	EPS ($)
2025	3,769,054	6,982,361	1,675,372	2,716,890	532	168	50,821,757	5.87
2024	1,841,533	6,198,456	1,277,154	3,477,786	414	130	43,657,527	5.14
2023	3,076,900	4,065,937	1,904,431	2,400,180	260	98	41,010,649	4.91
2022	2,533,985	4,168,117	1,505,643	2,322,709	225	103	28,518,378	3.47
2021	2,244,563	3,645,142	1,332,946	2,033,235	164	135	17,925,228	2.26
(1)	The PEO for each year presented was Andrew C. Sagliocca.
(2)	These amounts represent the exclusions and inclusions of certain amounts for the PEO as set forth in the table below.
(3)	The Non-PEO NEOs for 2025 were Michael Lacapria, Ari P. Kornhaber, Eric S. Bader and Martin S. Korn. The Non-PEO NEOs for 2021, 2022, 2023, and 2024 were Ari P. Kornhaber and Eric S. Bader.
(4)	These amounts represent the exclusions and inclusions of certain amounts for the Non-PEO NEOs as set forth in the table below.

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary
	Compensation			Compensation
	Table Total	Exclusion of Stock	Inclusion of Equity	Actually Paid
Year	for PEO ($)	Awards for PEO ($)	Awards for PEO ($)	to PEO ($)
2025	3,769,054	1,501,283	4,714,590	6,982,361
2024	1,841,533	—	4,356,923	6,198,456
2023	3,076,900	1,304,640	2,293,677	4,065,937
2022	2,533,985	1,057,500	2,691,632	4,168,117
2021	2,244,563	945,168	2,345,747	3,645,142

				Average
	Average Summary			Compensation
	Compensation Table	Average Exclusion of	Average Inclusion of	Actually Paid
	for Non-PEO	Stock Awards for	Equity Awards for	to Non-PEO
Year	NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	NEOs ($)
2025	1,675,372	552,058	1,593,576	2,716,890
2024	1,277,154	—	2,200,632	3,477,786
2023	1,904,431	688,560	1,184,309	2,400,180
2022	1,505,643	528,750	1,345,816	2,322,709
2021	1,332,946	472,584	1,172,873	2,033,235

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair		Change in Fair
	Value of Equity	Change in Fair	Value from Last
	Awards Granted	Value from Last	Day of Prior Year
	During Year That	Day of Prior Year	to Vesting Date of
	Remained	to Last Day of	Unvested Equity
	Unvested as of	Year of Unvested	Awards that	Total - Inclusion of
	Last Day of Year	Equity Awards for	Vested During	Equity Values for
Year	for PEO ($)	PEO ($)	Year for PEO ($)	PEO ($)
2025	1,774,181	2,083,775	856,634	4,714,590
2024	—	3,425,192	931,731	4,356,923
2023	1,348,920	844,984	99,773	2,293,677
2022	1,081,500	1,492,932	117,200	2,691,632
2021	959,175	1,386,572	—	2,345,747

	Average Year-End Fair		Average Change in Fair
	Value of Equity	Average Change in Fair	Value from Last
	Awards Granted	Value from Last	Day of Prior Year
	During Year That	Day of Prior Year	to Vesting Date of
	Remained	to Last Day of	Unvested Equity	Total - Average
	Unvested as of	Year of Unvested	Awards that	Inclusion of
	Last Day of Year	Equity Awards	Vested During	Equity Values
	for Non-PEO	for Non-PEO	Year for Non-PEO	for Non-PEO
Year	NEOs ($)	NEOs ($)	NEOs ($)	NEOs ($)
2025	634,104	692,154	267,318	1,593,576
2024	—	1,734,766	465,866	2,200,632
2023	711,930	422,495	49,884	1,184,309
2022	540,750	746,466	58,600	1,345,816
2021	479,588	693,285	—	1,172,873

Company Selected Measure Name	Diluted EPS
Named Executive Officers, Footnote
(1)	The PEO for each year presented was Andrew C. Sagliocca.
(3)	The Non-PEO NEOs for 2025 were Michael Lacapria, Ari P. Kornhaber, Eric S. Bader and Martin S. Korn. The Non-PEO NEOs for 2021, 2022, 2023, and 2024 were Ari P. Kornhaber and Eric S. Bader.

PEO Total Compensation Amount	$ 3,769,054	$ 1,841,533	$ 3,076,900	$ 2,533,985	$ 2,244,563
PEO Actually Paid Compensation Amount	$ 6,982,361	6,198,456	4,065,937	4,168,117	3,645,142
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary
	Compensation			Compensation
	Table Total	Exclusion of Stock	Inclusion of Equity	Actually Paid
Year	for PEO ($)	Awards for PEO ($)	Awards for PEO ($)	to PEO ($)
2025	3,769,054	1,501,283	4,714,590	6,982,361
2024	1,841,533	—	4,356,923	6,198,456
2023	3,076,900	1,304,640	2,293,677	4,065,937
2022	2,533,985	1,057,500	2,691,632	4,168,117
2021	2,244,563	945,168	2,345,747	3,645,142

				Average
	Average Summary			Compensation
	Compensation Table	Average Exclusion of	Average Inclusion of	Actually Paid
	for Non-PEO	Stock Awards for	Equity Awards for	to Non-PEO
Year	NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	NEOs ($)
2025	1,675,372	552,058	1,593,576	2,716,890
2024	1,277,154	—	2,200,632	3,477,786
2023	1,904,431	688,560	1,184,309	2,400,180
2022	1,505,643	528,750	1,345,816	2,322,709
2021	1,332,946	472,584	1,172,873	2,033,235

Non-PEO NEO Average Total Compensation Amount	$ 1,675,372	1,277,154	1,904,431	1,505,643	1,332,946
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,716,890	3,477,786	2,400,180	2,322,709	2,033,235
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary
	Compensation			Compensation
	Table Total	Exclusion of Stock	Inclusion of Equity	Actually Paid
Year	for PEO ($)	Awards for PEO ($)	Awards for PEO ($)	to PEO ($)
2025	3,769,054	1,501,283	4,714,590	6,982,361
2024	1,841,533	—	4,356,923	6,198,456
2023	3,076,900	1,304,640	2,293,677	4,065,937
2022	2,533,985	1,057,500	2,691,632	4,168,117
2021	2,244,563	945,168	2,345,747	3,645,142

				Average
	Average Summary			Compensation
	Compensation Table	Average Exclusion of	Average Inclusion of	Actually Paid
	for Non-PEO	Stock Awards for	Equity Awards for	to Non-PEO
Year	NEOs ($)	Non-PEO NEOs ($)	Non-PEO NEOs ($)	NEOs ($)
2025	1,675,372	552,058	1,593,576	2,716,890
2024	1,277,154	—	2,200,632	3,477,786
2023	1,904,431	688,560	1,184,309	2,400,180
2022	1,505,643	528,750	1,345,816	2,322,709
2021	1,332,946	472,584	1,172,873	2,033,235

Equity Valuation Assumption Difference, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair		Change in Fair
	Value of Equity	Change in Fair	Value from Last
	Awards Granted	Value from Last	Day of Prior Year
	During Year That	Day of Prior Year	to Vesting Date of
	Remained	to Last Day of	Unvested Equity
	Unvested as of	Year of Unvested	Awards that	Total - Inclusion of
	Last Day of Year	Equity Awards for	Vested During	Equity Values for
Year	for PEO ($)	PEO ($)	Year for PEO ($)	PEO ($)
2025	1,774,181	2,083,775	856,634	4,714,590
2024	—	3,425,192	931,731	4,356,923
2023	1,348,920	844,984	99,773	2,293,677
2022	1,081,500	1,492,932	117,200	2,691,632
2021	959,175	1,386,572	—	2,345,747

	Average Year-End Fair		Average Change in Fair
	Value of Equity	Average Change in Fair	Value from Last
	Awards Granted	Value from Last	Day of Prior Year
	During Year That	Day of Prior Year	to Vesting Date of
	Remained	to Last Day of	Unvested Equity	Total - Average
	Unvested as of	Year of Unvested	Awards that	Inclusion of
	Last Day of Year	Equity Awards	Vested During	Equity Values
	for Non-PEO	for Non-PEO	Year for Non-PEO	for Non-PEO
Year	NEOs ($)	NEOs ($)	NEOs ($)	NEOs ($)
2025	634,104	692,154	267,318	1,593,576
2024	—	1,734,766	465,866	2,200,632
2023	711,930	422,495	49,884	1,184,309
2022	540,750	746,466	58,600	1,345,816
2021	479,588	693,285	—	1,172,873

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 532	414	260	225	164
Peer Group Total Shareholder Return Amount	168	130	98	103	135
Net Income (Loss)	$ 50,821,757	$ 43,657,527	$ 41,010,649	$ 28,518,378	$ 17,925,228
Company Selected Measure Amount | $ / shares	5.87	5.14	4.91	3.47	2.26
PEO Name	Andrew C. Sagliocca
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,501,283)		$ (1,304,640)	$ (1,057,500)	$ (945,168)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,714,590	$ 4,356,923	2,293,677	2,691,632	2,345,747
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,774,181		1,348,920	1,081,500	959,175
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,083,775	3,425,192	844,984	1,492,932	1,386,572
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	856,634	931,731	99,773	117,200
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(552,058)		(688,560)	(528,750)	(472,584)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,593,576	2,200,632	1,184,309	1,345,816	1,172,873
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	634,104		711,930	540,750	479,588
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	692,154	1,734,766	422,495	746,466	$ 693,285
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 267,318	$ 465,866	$ 49,884	$ 58,600